CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 475	$ 252
Restricted cash	46	24
Trade accounts receivable	1,146	1,198
Other accounts and notes receivable	153	147
Income taxes receivable	56
Deferred income taxes, net current assets	148
Inventories	408	346
Regulatory balancing accounts - undercollected	395	38
Regulatory Assets, Current	62	89
Fixed-price contracts and other derivatives, current assets	95	85
U. S. Treasury grants receivable	258
Asset held for sale, power plant	296
Settlement receivable related to wildfire litigation	5	10
Other current assets	152	143
Total current assets	3,695	2,332
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	22	22
Regulatory assets arising from pension and other postretirement benefit obligations	1,151	1,126
Regulatory assets arising from wildfire litigation costs	364	594
Regulatory Assets, Noncurrent	1,227	1,060
Nuclear decommissioning trusts	908	804
Other investments	1,516	1,671
Goodwill	1,111	1,036
Other intangible assets	436	448
Sundry	878	691
Total investments and other assets	7,613	7,452
Property, plant and equipment:
Property, Plant and Equipment, Gross	33,528	31,192
Less accumulated depreciation and amortization	(8,337)	(7,727)
Property, plant and equipment, net	25,191	23,465
Total assets	36,499	33,249
Current liabilities:
Short-term debt	546	449
Accounts payable - trade	976	983
Accounts payable - other	134	124
Income taxes payable		5
Deferred income taxes, net current liabilities		173
Dividends and interest payable	266	219
Regulatory balancing accounts - overcollected	141	105
Accrued compensation and benefits	337	323
Current portion of long-term debt	725	336
Fixed-price contracts and other derivatives, current liabilities	77	92
Customer deposits	143	142
Reserve for wildfire litigation	305	586
Other current liabilities	608	615
Total current liabilities	4,258	4,152
Long-term debt	11,621	10,078
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	144	142
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1,456	1,423
Deferred income taxes, net noncurrent liabilities	2,100	1,520
Deferred investment tax credits	46	49
Regulatory liabilities arising from removal obligations	2,720	2,551
Asset retirement obligations	2,033	1,905
Regulatory Liability, Noncurrent	1	87
Fixed-price contracts and other derivatives, noncurrent liabilities	252	301
Reserve for wildfire litigation	22	10
Deferred credits and other	1,084	774
Total deferred credits and other liabilities	9,858	8,762
Contingently redeemable preferred stock of subsidiary	79	79
Equity:
Common stock	2,217	2,104
Retained earnings	8,441	8,162
Deferred compensation		(2)
Accumulated other comprehensive income (loss)	(376)	(489)
Total shareholders' equity	10,282	9,775
Preferred stock of subsidiaries	20	20
Other noncontrolling interests	381	383
Total equity	10,683	10,178
Total liabilities and equity	36,499	33,249
San Diego Gas and Electric Company and Subsidiary [Member]
Current assets:
Cash and cash equivalents	87	29
Restricted cash	10	21
Trade accounts receivable	252	267
Other accounts and notes receivable	21	23
Due from unconsolidated affiliates	39	67
Income taxes receivable	35	102
Inventories	82	82
Regulatory balancing accounts - undercollected	395	38
Regulatory assets arising from fixed-price contracts and other derivatives - current	39	67
Regulatory Assets, Current	10	11
Fixed-price contracts and other derivatives, current assets	41	27
Settlement receivable related to wildfire litigation	5	10
Other current assets	71	51
Total current assets	1,087	795
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	22	22
Deferred taxes recoverable in rates	718	570
Regulatory assets arising from fixed-price contracts and other derivatives - noncurrent	110	191
Regulatory assets arising from pension and other postretirement benefit obligations	303	309
Regulatory assets arising from wildfire litigation costs	364	594
Regulatory Assets, Noncurrent	252	160
Nuclear decommissioning trusts	908	804
Sundry	117	70
Total investments and other assets	2,794	2,720
Property, plant and equipment:
Property, Plant and Equipment, Gross	14,124	13,003
Less accumulated depreciation and amortization	(3,261)	(2,963)
Property, plant and equipment, net	10,863	10,040
Total assets	14,744	13,555
Current liabilities:
Accounts payable - trade	300	375
Due to unconsolidated affiliates	19	14
Deferred income taxes, net current liabilities	26	62
Dividends and interest payable	36	32
Accrued compensation and benefits	129	124
Current portion of long-term debt	16	19
Fixed-price contracts and other derivatives, current liabilities	56	55
Customer deposits	60	62
Reserve for wildfire litigation	305	586
Other current liabilities	157	107
Total current liabilities	1,104	1,436
Long-term debt	4,292	4,058
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	17	20
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	340	342
Deferred income taxes, net noncurrent liabilities	1,636	1,167
Deferred investment tax credits	25	26
Regulatory liabilities arising from removal obligations	1,603	1,462
Asset retirement obligations	733	693
Fixed-price contracts and other derivatives, noncurrent liabilities	209	243
Reserve for wildfire litigation	22	10
Deferred credits and other	386	178
Total deferred credits and other liabilities	4,971	4,141
Contingently redeemable preferred stock of subsidiary	79	79
Equity:
Common stock	1,338	1,338
Retained earnings	2,895	2,411
Accumulated other comprehensive income (loss)	(11)	(10)
Total shareholders' equity	4,222	3,739
Other noncontrolling interests	76	102
Total equity	4,298	3,841
Total liabilities and equity	14,744	13,555
Southern California Gas Company [Member]
Current assets:
Cash and cash equivalents	83	36
Trade accounts receivable	539	578
Other accounts and notes receivable	51	63
Due from unconsolidated affiliates	24	40
Income taxes receivable	104	17
Deferred income taxes, net current assets	3
Inventories	151	151
Regulatory Assets, Current	4	9
Other current assets	35	28
Total current assets	994	922
Investments And Other Assets [Abstract]
Regulatory assets arising from pension and other postretirement benefit obligations	835	808
Regulatory Assets, Noncurrent	148	137
Sundry	77	8
Total investments and other assets	1,060	953
Property, plant and equipment:
Property, Plant and Equipment, Gross	11,187	10,565
Less accumulated depreciation and amortization	(4,170)	(3,965)
Property, plant and equipment, net	7,017	6,600
Total assets	9,071	8,475
Current liabilities:
Accounts payable - trade	383	315
Accounts payable - other	82	78
Due to unconsolidated affiliates	37	2
Deferred income taxes, net current liabilities		44
Accrued compensation and benefits	116	99
Regulatory balancing accounts, net	141	105
Current portion of long-term debt	4	257
Customer deposits	76	75
Other current liabilities	124	172
Total current liabilities	963	1,147
Long-term debt	1,409	1,064
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	111	110
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	855	833
Deferred income taxes, net noncurrent liabilities	881	576
Deferred investment tax credits	20	23
Regulatory liabilities arising from removal obligations	1,103	1,075
Asset retirement obligations	1,238	1,161
Deferred taxes refundable in rates		87
Deferred credits and other	256	206
Total deferred credits and other liabilities	4,464	4,071
Equity:
Preferred stock	22	22
Common stock	866	866
Retained earnings	1,365	1,326
Accumulated other comprehensive income (loss)	(18)	(21)
Total equity	2,235	2,193
Total liabilities and equity	$ 9,071	$ 8,475